GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
15	GOODWILL

Addition to goodwill during the year ended December 31, 2011 was related to the acquisition of business from Fuzhou H-Band Estate Marketing and Planning Company Limited (“Fuzhou H-Band”) on July 10, 2011. Please refer to Note 31 for details of the acquisition.

As at December 31, 2011, management of the Group determined that the goodwill had not impaired.